Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment	16 Property, Plant and Equipment

	Leasehold improvements	Computer equipment	Furniture, fixtures and fittings	Total
	$m	$m	$m	$m
Cost
At 1 January 2024	18.1	28.8	8.5	55.4
Additions on acquisitions	—	0.1	—	0.1
Additions	5.6	5.0	1.1	11.7
Disposals	(0.1)	(0.1)	(0.1)	(0.3)
At 1 January 2025	23.6	33.8	9.5	66.9
Additions on acquisitions	7.0	0.9	1.9	9.8
Additions	4.8	6.7	1.5	13.0
Disposals	(3.6)	(0.2)	(2.2)	(6.0)
Foreign currency translation adjustment	0.3	—	—	0.3
At 31 December 2025	32.1	41.2	10.7	84.0

Depreciation
At 1 January 2024	8.3	24.7	5.8	38.8
Charge for the year	2.5	3.9	0.9	7.3
At 1 January 2025	10.8	28.6	6.7	46.1
Charge for the year	3.5	5.1	1.3	9.9
Disposals	(3.6)	(0.2)	(2.2)	(6.0)
At 31 December 2025	10.7	33.5	5.8	50.0
Net book value
At 31 December 2025	21.4	7.7	4.9	34.0
At 31 December 2024	12.8	5.2	2.8	20.8
16      Property, Plant and Equipment
Property, plant and equipment is measured at cost less accumulated depreciation and impairment.
Depreciation of property, plant and equipment begins when they are available for use (i.e. when they are in the location and condition necessary for them to be capable of operating in the manner intended by management). Depreciation is calculated on a straight-line basis over an asset’s estimated useful life. The estimated useful economic lives of the Group’s property, plant and equipment are:

Leasehold improvements	over the remaining length of the lease or 5 years straight-line, where appropriate
Computer equipment and other hardware	2 to 5 years straight-line
Furniture, fixtures and fittings	2 to 5 years straight-line